Deferred Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Beginning balance	$ 5,324	$ 745
Deferred tax recognized to profit or loss	9,860	5,324
Foreign exchange		(24)
Released to profit or loss	(2,178)	(721)
Reclassifications to balance sheet	(64)
Ending balance	13,556	5,324
Foreign exchange	614
Deferred tax liabilities
Beginning balance	219,789	745
Foreign exchange		(24)
Deferred tax recognized on acquisition to balance sheet	1,765	232,573
Released to profit or loss	(39,087)	(13,505)
Ending balance	182,463	$ 219,789
Foreign exchange	(4)
Deferred tax, net liability	$ 168,907